Exhibit 99.1

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 16, 2018
Closing Date:	April 18, 2018

		Dollars	Units	WAC	WARM
Original Pool Balance:		$980,222,708.55	55,346	3.59%	54.76
Original Adj. Pool Balance:		$924,082,694.76

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$202,000,000.00	20.608%	2.23000%		April 15, 2019
Class A-2-A Notes	Fixed	$200,000,000.00	20.404%	2.55000%		April 15, 2021
Class A-2-B Notes	Floating	$150,000,000.00	15.303%	LIBOR + 0.12%		April 15, 2021
Class A-3 Notes	Fixed	$230,000,000.00	23.464%	2.79000%		July 15, 2022
Class A-4 Notes	Fixed	$74,600,000.00	7.611%	2.94000%		June 17, 2024
Class B Notes	Fixed	$16,600,000.00	1.693%	3.14000%		June 17, 2024
Class C Notes	Fixed	$27,750,000.00	2.831%	3.29000%		December 16, 2024
Total Securities		$900,950,000.00	91.913%

Overcollateralization		$23,132,694.76	2.360%
YSOA		$56,140,013.79	5.727%
Total Original Pool Balance		$980,222,708.55	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$93,371,322.71	0.4622343	$66,030,866.52	0.3268855	$27,340,456.19
Class A-2-A Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000	$-
Class A-2-B Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000	$-
Class A-3 Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-4 Notes	$74,600,000.00	1.0000000	$74,600,000.00	1.0000000	$-
Class B Notes	$16,600,000.00	1.0000000	$16,600,000.00	1.0000000	$-
Class C Notes	$27,750,000.00	1.0000000	$27,750,000.00	1.0000000	$-
Total Securities	$792,321,322.71	0.8794287	$764,980,866.52	0.8490825	$27,340,456.19

Weighted Avg. Coupon (WAC)	3.54%		3.53%
Weighted Avg. Remaining Maturity (WARM)	51.60		50.70
Pool Receivables Balance	$872,219,090.09		$843,971,387.59
Remaining Number of Receivables	52,455		51,714

Adjusted Pool Balance	$822,778,727.06		$796,399,678.15

III. COLLECTIONS

Principal:
Principal Collections	$27,403,688.20
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$445,040.11
Total Principal Collections	$27,848,728.31

Interest:
Interest Collections	$2,510,169.00
Late Fees & Other Charges	$50,129.26
Interest on Repurchase Principal	$-
Total Interest Collections	$2,560,298.26

Collection Account Interest	$35,957.15
Reserve Account Interest	$2,885.98
Servicer Advances	$-

Total Collections	$30,447,869.70

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Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$30,447,869.70
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,447,869.70

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$726,849.24	$-	$726,849.24	726,849.24
	Collection Account Interest					$35,957.15
	Late Fees & Other Charges					$50,129.26
Total due to Servicer						$812,935.65

2.	Class A Noteholders Interest:
	Class A-1 Notes		$173,515.04		$173,515.04
	Class A-2-A Notes		$425,000.00		$425,000.00
	Class A-2-B Notes		$273,953.75		$273,953.75
	Class A-3 Notes		$534,750.00		$534,750.00
	Class A-4 Notes		$182,770.00		$182,770.00

	Total Class A interest:		$1,589,988.79		$1,589,988.79	1,589,988.79

3.	First Priority Principal Distribution:		$0.00		$0.00	0.00

4.	Class B Noteholders Interest:		$43,436.67		$43,436.67	43,436.67

5.	Second Priority Principal Distribution:		$0.00		$-	0.00

6.	Class C Noteholders Interest:		$76,081.25		$76,081.25	76,081.25

	Available Funds Remaining:					$27,925,427.34

7.	Regular Principal Distribution Amount:					27,340,456.19

			Distributable Amount		Paid Amount
	Class A-1 Notes				$27,340,456.19
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$27,340,456.19		$27,340,456.19
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$27,340,456.19		$27,340,456.19

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					584,971.15

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$49,440,363.03
Beginning Period Amount	$49,440,363.03
Current Period Amortization	$1,868,653.59
Ending Period Required Amount	$47,571,709.44
Ending Period Amount	$47,571,709.44
Next Distribution Date Required Amount	$45,738,164.35

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Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	4
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,310,206.74
Beginning Period Amount	$2,310,206.74
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,310,206.74
Ending Period Amount	$2,310,206.74

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$30,457,404.35	$31,418,811.62	$31,418,811.62
Overcollateralization as a % of Original Adjusted Pool	3.30%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.70%	3.95%	3.95%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.04%	51,217	98.95%	$835,118,449.53
30 - 60 Days	0.75%	388	0.81%	$6,805,496.87
61 - 90 Days	0.17%	90	0.20%	$1,665,366.86
91-120 Days	0.04%	19	0.05%	$382,074.33
121 + Days	0.00%	0	0.00%	$-
Total		51,714		$843,971,387.59

Delinquent Receivables 30+ Days Past Due
Current Period	0.96%	497	1.05%	$8,852,938.06
1st Preceding Collection Period	0.84%	438	0.91%	$7,955,930.91
2nd Preceding Collection Period	0.75%	400	0.83%	$7,515,252.76
3rd Preceding Collection Period	0.57%	310	0.63%	$5,831,720.18
Four-Month Average	0.78%		0.85%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.24%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		17		$241,380.86
Repossession Inventory		32		$215,821.85

Current Charge-Offs
Gross Principal of Charge-Offs				$844,014.30
Recoveries				$(445,040.11)
Net Loss				$398,974.19

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.55%

Average Pool Balance for Current Period				$858,095,238.84

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.56%
1st Preceding Collection Period				0.63%
2nd Preceding Collection Period				0.36%
3rd Preceding Collection Period				0.12%
Four-Month Average				0.42%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		69	197	$2,044,869.00
Recoveries		50	121	$(810,697.78)
Net Loss				$1,234,171.22
Cumulative Net Loss as a % of Initial Pool Balance				0.13%

Net Loss for Receivables that have experienced a Net Loss *		52	150	$1,234,552.88
Average Net Loss for Receivables that have experienced a Net Loss				$8,230.35

Principal Balance of Extensions				$3,415,997.46
Number of Extensions				164

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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